Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, Plant and Equipment
8.	PROPERTY, PLANT AND EQUIPMENT
A. Reconciliation of carrying amount

(In Euros)	Buildings	Fixtures and fittings	Plant and equipment	Assets under construction	Total

Balance at 31 December 2019	82,017	379,607	781,042	150,220	1,392,886

Business combinations	—	—	18,776	—	18,776
Additions	1,942,714	609,907	822,351	986,254	4,361,226
Transfers	150,220	—	—	(150,220)	—
Depreciation for the year	(138,507)	(67,146)	(143,770)	—	(349,423)
Translation differences	—	(1,146)	—	—	(1,146)

Balance at 31 December 2020	2,036,444	921,222	1,478,399	986,254	5,422,319

Additions	10,177,734	1,899,752	8,029,437	838,176	20,945,099
Disposals	(74,831)	(5,158)	—	—	(79,989)
Transfers	803,713	127,302	85,973	(986,254)	30,734
Depreciation for the year	(320,037)	(298,949)	(426,580)	—	(1,045,566)
Translation differences	—	1,105	—	—	1,105

Balance at 31 December 2021	12,623,023	2,645,274	9,167,229	838,176	25,273,702

Cost
At 31 December 2019	83,378	429,435	914,764	150,220	1,577,797

At 31 December 2020	2,176,312	1,038,196	1,755,891	986,254	5,956,653

At 31 December 2021	13,082,928	3,061,197	9,871,301	838,176	26,853,602

Accumulated d epreciation
At 31 December 2019	(1,361)	(49,828)	(133,722)	—	(184,911)

At 31 December 2020	(139,868)	(116,974)	(277,492)	—	(534,334)

At 31 December 2021	(459,905)	(415,923)	(704,072)	—	(1,579,900)

Additions of property, plant and equipment for 2021 in the amount of Euros
20,106,923
mainly reflect works in the Barcelona office located at Carrer del Foc 68, and the purchase of machinery for the new plant in the Zona Franca (Euros
3,374,972
in 2020 for leasehold improvements to some of the
wings
of the leased headquarters located in Barcelona).
At 31 December 2021, additions of property, plant and equipment pending of payment
amounted to Euros
10,512,492
(Euros
271,031
at 31 December 2020).
There are no items in use that are fully depreciated for the years ended 31 December 2021 and 2020.
Other information
The Group has taken out insurance policies that cover the carrying amount of its property, plant and equipment. There are no tangible assets pledged or used as guarantees for loans and borrowings.
The minimum commitment is for the amount of Euros
11,438,281
(Euros
3,000,000
at 31 December 2020) of which an amount of Euros
3,329,660
has been invested during 2021 (Euros
2,933,279
at 31 December 2020),
leaving a pending commitment to invest of Euros

8,108,621 at 31 December 2021 (Euros 66,722 at 31 December 2020)
. These commitments mainly correspond to the works that as of 31 December 2021 are being executed in the new plant located in the Zona Franca, as well as leasehold improvements in the Headquarters located in Barcelona.
At 31 December 2021, total interest costs of Euros
272,890
were capitalized to assets under construction at a rate of
7.75
% (Euros
71,834
at 31 December 2020, applying a rate of
4.75
%).
There are no other significant contractual obligations to purchase, construct or develop property, plant and equipment assets
.
The Group has no restrictions on the sale of its property, plant and equipment and no pledge exists on these assets, at 31 December 2021 and 2020, except for the leasehold improvement which cannot be realized and amounts to Euros
12,423,934
at 31 December 2021 (Euros 1,912,644 at 31 December 2020).